Annual Fund Operating Expenses - Cargile Fund - Cargile Fund Shares	Nov. 01, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.65%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.80%